Leases - Summary of Aging of Lease Liabilities (Detail) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Presentation of leases for lessee [abstract]
Current	$ 173,377	$ 208,194
Non-current	107,492	80,113
Balance at June 30, 2022	$ 280,869	$ 288,307	$ 262,383